UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-21434

Name of Fund: Master Total Return Portfolio of Master Bond LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, Master Total Return Portfolio of Master Bond LLC, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30

Date of reporting period: 07/01/2019 – 06/30/2020

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21434
Reporting Period: 07/01/2019 - 06/30/2020
Master Bond LLC

======================== Master Total Return Portfolio =========================

FORESTAR GROUP, INC.

Ticker:       FOR            Security ID:  346232101
Meeting Date: JAN 23, 2020   Meeting Type: Annual
Record Date:  NOV 27, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A    Elect Director Samuel R. Fuller         For       For          Management
1B    Elect Director Lisa H. Jamieson         For       For          Management
1C    Elect Director G.F. (Rick) Ringler, III For       For          Management
1D    Elect Director Donald C. Spitzer        For       For          Management
1E    Elect Director Donald J. Tomnitz        For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Ernst & Young LLP as Auditors    For       For          Management

--------------------------------------------------------------------------------

HCA HEALTHCARE, INC.

Ticker:       HCA            Security ID:  40412C101
Meeting Date: MAY 01, 2020   Meeting Type: Annual
Record Date:  MAR 09, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Thomas F. Frist, III     For       For          Management
1b    Elect Director Samuel N. Hazen          For       For          Management
1c    Elect Director Meg G. Crofton           For       For          Management
1d    Elect Director Robert J. Dennis         For       For          Management
1e    Elect Director Nancy-Ann DeParle        For       For          Management
1f    Elect Director William R. Frist         For       For          Management
1g    Elect Director Charles O. Holliday, Jr. For       For          Management
1h    Elect Director Michael W. Michelson     For       For          Management
1i    Elect Director Wayne J. Riley           For       For          Management
2     Ratify Ernst & Young LLP as Auditors    For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Approve Omnibus Stock Plan              For       For          Management
5     Provide Right to Call Special Meeting   For       For          Management
6     Provide Right to Act by Written Consent Against   Against      Shareholder

--------------------------------------------------------------------------------

M/I HOMES, INC.

Ticker:       MHO            Security ID:  55305B101
Meeting Date: MAY 11, 2020   Meeting Type: Annual
Record Date:  MAR 16, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Phillip G. Creek         For       For          Management
1.2   Elect Director Nancy J. Kramer          For       For          Management
1.3   Elect Director Norman L. Traeger        For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors

--------------------------------------------------------------------------------

NBCUNIVERSAL ENTERPRISE, INC.

Ticker:                      Security ID:  63946CAE8
Meeting Date: MAY 21, 2020   Meeting Type: Annual
Record Date:  APR 03, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Bernard C. Watson        For       For          Management

--------------------------------------------------------------------------------

VISTRA ENERGY CORP.

Ticker:       VST            Security ID:  92840M102
Meeting Date: APR 29, 2020   Meeting Type: Annual
Record Date:  MAR 16, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Declassify the Board of Directors       For       For          Management
2.1   Elect Director Hilary E. Ackermann      For       For          Management
2.2   Elect Director Arcilia C. Acosta        For       For          Management
2.3   Elect Director Gavin R. Baiera          For       For          Management
2.4   Elect Director Paul M. Barbas           For       For          Management
2.5   Elect Director Lisa Crutchfield         For       For          Management
2.6   Elect Director Brian K. Ferraioli       For       For          Management
2.7   Elect Director Scott B. Helm            For       For          Management
2.8   Elect Director Jeff D. Hunter           For       For          Management
2.9   Elect Director Curtis A. Morgan         For       For          Management
2.10  Elect Director John R. (JR) Sult        For       For          Management
3.1   Elect Director Gavin R. Baiera          For       For          Management
3.2   Elect Director Scott B. Helm            For       For          Management
3.3   Elect Director Curtis A. Morgan         For       For          Management
3.4   Elect Director John R. (JR) Sult        For       For          Management
4     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
5     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Total Return Portfolio of Master Bond LLC

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
Master Total Return Portfolio of Master Bond LLC

Date:	August 27, 2020